Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stock option activity and related information

The Company’s stock option activity and related information consist of:

	Year Ended December 31,
	2012
	Shares	Weighted-Average Exercise Price
Outstanding, beginning of year	227,750	$15.28
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—

Outstanding, end of year	227,750	$15.28

Exercisable at end of year	227,750	$15.28

RSU activity and related information

The Company’s RSU activity and related information consist of:

	Year Ended December 31,
	2012
	Shares	Weighted-Average Grant-Date Fair Value
Nonvested, beginning of year	1,143,011	$10.84
Granted	884,731	3.85
Vested, shares released	(653,418)	10.45
Forfeited	(152,347)	8.03

Nonvested, end of year	1,221,977	$6.51